Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-interest income
Asset management	$ 25,603	$ 24,711	$ 21,106
Banking	45,010	43,772	39,342
Foreign exchange revenue	32,895	32,222	30,606
Trust	51,004	44,936	44,060
Custody and other administration services	9,262	8,149	8,883
Other non-interest income	4,912	4,035	3,476
Total non-interest income	168,686	157,825	147,473
Interest income
Interest and fees on loans	218,495	187,020	188,000
Investments (none of the investment securities are intrinsically tax-exempt)
Trading	0	0	1,725
Available-for-sale	68,936	65,299	53,184
Held-to-maturity	55,327	36,132	22,261
Deposits with banks	24,830	17,178	9,759
Total interest income	367,588	305,629	274,929
Interest expense
Deposits	17,617	10,931	11,831
Long-term debt	6,949	4,954	4,500
Securities sold under repurchase agreements	33	0	118
Total interest expense	24,599	15,885	16,449
Net interest income before provision for credit losses	342,989	289,744	258,480
Provision for credit recoveries (losses)	6,991	5,837	(4,399)
Net interest income after provision for credit losses	349,980	295,581	254,081
Net trading gains (losses)	(329)	511	715
Net realized gains (losses) on available-for-sale investments	1,100	4,186	1,546
Net gains (losses) on other real estate owned	(322)	(2,383)	(440)
Net other gains (losses)	(1,304)	(1,045)	(807)
Total other gains (losses)	(855)	1,269	1,014
Total net revenue	517,811	454,675	402,568
Non-interest expense
Salaries and other employee benefits	159,778	145,138	140,246
Technology and communications	60,280	53,999	57,441
Professional and outside services	26,034	27,181	18,851
Property	21,825	19,878	21,043
Indirect taxes	19,485	18,050	16,352
Non-service employee benefits expense	5,570	8,090	(279)
Marketing	6,116	5,739	4,513
Amortization of intangible assets	5,091	4,210	4,514
Restructuring costs	0	1,772	6,266
Other expenses	17,164	16,279	16,952
Total non-interest expense	321,343	300,336	285,899
Net income before income taxes	196,468	154,339	116,669
Income tax expense	(1,284)	(1,087)	(727)
Net income	195,184	153,252	115,942
Cash dividends declared on preference shares	0	0	(13,979)
Preference shares guarantee fee	0	0	(1,676)
Premium paid on repurchase of preference shares	0	0	(41,913)
Net income attributable to common shareholders	$ 195,184	$ 153,252	$ 58,374
Earnings per common share
Basic earnings per share (in dollars per share)	$ 3.55	$ 2.82	$ 1.20
Diluted earnings per share (in dollars per share)	$ 3.50	$ 2.76	$ 1.18